Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, $ in Millions				3 Months Ended		12 Months Ended
	Dec. 29, 2020 item director shares	Feb. 25, 2020	Jan. 01, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 MXN ($) item shares	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 MXN ($)	Sep. 30, 2021 MXN ($)
Corporate information:
Proportionate sale of initial investment in associate	0.667
Impairment loss on Group's investment in shares of UHI II | $								$ 5,455,356
UH II
Corporate information:
Number of shares owned | shares	1,110,382
Number of warrants held | shares	4,590,953
Proportion of voting rights held in associate	14.00%							40.60%
Ownership interest in associate	10.00%					35.50%	35.50%	35.90%
Percentage warrants if exercised on a fully diluted as converted basis		36.00%
Ownership interest after dilution of warrants exercisable	36.00%
Number of officers designated as members of board of directors	3
Number of directors designated as members of board of directors | director	1
Total number of seats held by directors | director	19
Number of available board seats | director	22
Threshold period to broadcast after proportionate sale of initial investment In associate	7 years 6 months
Ownership interest not held in associate		64.00%
Impairment loss on Group's investment in shares of UHI II				$ 5,455,356	$ 228.6			$ 5,455,356
Goodwill | $						$ 3,881,135		$ 18,724,898
UH II.
Corporate information:
Number of shares owned | shares						5,701,335
Proportion of voting rights held in associate						40.10%	40.10%
Ownership interest in associate						35.50%	35.50%	35.90%
Number of officers designated as members of board of directors						3	3
Number of officers designated as chairman of board of directors						1	1
Number of officers designated as members of board of directors currently consists members						11	11
Number of officers designated as members of board of directors additional members						2	2
Number of directors of the associate						13	13
Impairment loss on Group's investment in shares of UHI II						$ 4,161,704	$ 199.1
Equity interest in the capital stock						35.50%	35.50%
OCEN and subsidiaries
Corporate information:
Share of income in OCEN for 2019 | $			$ 147,975			$ 147,975		$ 147,975
Goodwill | $								$ 359,613	$ 359,613